Wireless Licenses, Goodwill and Other Intangible Assets - Narrative (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 01, 2019	Mar. 31, 2019
Indefinite-lived Intangible Assets [Line Items]
Capitalized interest costs					$ 656	$ 740	$ 678
Goodwill		$ 24,389	$ 24,614	$ 24,389	24,389	24,614	29,172	$ 24,635	$ 24,635
Media goodwill impairment		186	4,600	186	186	4,591	$ 0
Goodwill impairment, after-tax		176	4,500
Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Wireless licenses under development		$ 6,200	$ 8,600	$ 6,200	6,200	8,600
Capitalized interest costs					$ 321	515
Average remaining renewal period of wireless license portfolio (in years)					4 years 7 months 6 days
Straight Path | Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired	$ 4,500					4,500
NextLink | Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired						$ 657